SUPPLEMENT TO THE PROSPECTUSES,

SUMMARY PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE INCOME FUNDS

Wells Fargo Advantage Strategic Income Fund (the “Fund”)

Effective on or about March 2, 2015, Michael Bray, CFA of Wells Capital Management Incorporated will be on a leave of absence from his role as a Portfolio Manager for the Fund. David Germany, PhD, Tony Norris, Niklas Nordenfelt, CFA, Margaret Patel, Thomas Price, CFA and Scott Smith, CFA remain as Portfolio Managers for the Fund.

February 17, 2015                                                                                                       IFIT025/P1004SP

SUPPLEMENT TO THE PROSPECTUSES,

SUMMARY PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE INCOME FUNDS

Wells Fargo Advantage Strategic Income Fund (the “Fund”)

Effective immediately, Alex Perrin and Noah Wise, CFA are added as Portfolio Managers for the Fund. Biographical descriptions for Messrs. Perrin and Wise are included among the Portfolio Manager biographies listed for the Fund as follows:

“Mr. Perrin joined First International Advisors in 1992, where he currently serves as Co-Chair of the investment committee and Senior Portfolio Manager.”

“Mr. Wise joined Wells Capital Management or one of its predecessor firms in 2008, where he currently serves as a Portfolio Manager in the Fixed Income team. He was a Research Analyst prior to becoming a Portfolio Manager in 2013.”

            The Management of Other Accounts and Beneficial Ownership in the Funds tables in the section entitled “Portfolio Managers” in the Fund’s Statement of Additional Information is amended to add the following information:

Alex Perrin	Registered Investment Companies
	Number of Accounts	2
	Total Assets Managed	$217.61M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	2
	Total Assets Managed	$341M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	22
	Total Assets Managed	$4.07B
	Number of Accounts Subject to Performance Fee	2
	Assets of Accounts Subject to Performance Fee	$212.32M

Noah Wise, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Portfolio Manager	Fund	Beneficial Ownership
Alex Perrin[1]	Strategic Income Fund	$0

1Mr. Perrin is a non-U.S. resident and therefore does not hold shares of the Wells Fargo Advantage Funds.

Portfolio Manager	Fund	Beneficial Ownership
Noah Wise, CFA	Strategic Income Fund	$0

February 17, 2015                                                                                                       IFAM025/P1003S2